Financial instruments by category	12 Months Ended
Dec. 31, 2025
Financial instruments by category [Abstract]
Financial instruments by category
28. Financial instruments by category

The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.

The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance.

The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.

The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2025	December 31, 2024
Financial assets
Amortized cost:
Cash and cash equivalents	1,857,507	927,668
Financial investments	534,744	362,979
Accounts receivables	51,776,484	54,831,460
Credit portfolio	4,206,367	3,152,793
Compulsory reserve	4,175,529	4,627,645
Other receivables	365,465	284,367
Judicial deposits	116,220	79,591
Receivables from related parties	25,902	31,849
Fair value through other comprehensive income
Accounts receivables	4,284,940	1,819,020
Financial investments	55,270	124,945
Compulsory reserve	96,051	133,759
Derivative financial instruments	4,894	58,470
Fair value through profit or loss
Derivative financial instruments	30	—
	67,499,403	66,434,546

	December 31, 2025	December 31, 2024
Financial liabilities
Amortized cost:
Payables to third parties	10,893,747	11,642,218
Obligations to FIDC quota holders	1,171,463	1,151,384
Checking Accounts	12,243,699	12,030,573
Trade payables	606,743	663,229
Dividends payables	184,686	—
Payables to related parties	780,398	1,131,246
Banking Issuances	28,427,994	24,089,234
Borrowings	2,436,846	4,521,503
Deferred revenue	109,980	145,428
Other liabilities	106,694	198,734
Fair value through profit or loss
Derivative financial instruments	33,175	67,181
Fair value through other comprehensive income
Derivative financial instruments	90,776	2,788
	57,086,201	55,643,518